SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss attributable to common shareholders	$ (250,009)	$ (280,517)
Weighted average common shares outstanding - Basic	45,000,000	41,821,918
Weighted average common shares outstanding - Diluted	45,000,000	41,821,918
Loss per shares - basic	$ (0.01)	$ (0.01)
Loss per shares - diluted	$ (0.01)	$ (0.01)